TANGIBLE FIXED ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) valuation vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
TANGIBLE FIXED ASSETS
Number of vessels taken delivery of | vessel	19	5	0
Aggregate cash consideration	$ 864.5	$ 173.0	$ 0.0
Prepayments on vessels	$ 0.0	86.0	0.0	$ 12.0
Number of internationally acknowledged shipbrokers providing valuations for impairment testing | valuation	2
Period used to calculate residual values of recycling prices	3 years
Bottom of range
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	24 months
Top of range
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	60 months
Vessels and capitalized dry-docking
TANGIBLE FIXED ASSETS
Capitalized dry-docking costs	$ 108.2	75.1	50.1
Vessels on short term time charter leases	$ 395.5	169.8	13.7
Vessels
TANGIBLE FIXED ASSETS
Estimated useful lives	25 years
Other plant and operating equipment | Bottom of range
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Other plant and operating equipment | Top of range
TANGIBLE FIXED ASSETS
Estimated useful lives	15 years
Other plant and operating equipment | Admini- strative expenses
TANGIBLE FIXED ASSETS
Depreciation expense related to administrative expense	$ 1.8	$ 2.5	$ 2.8
Company cars
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
IT equipment | Bottom of range
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
IT equipment | Top of range
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years
Computer software | Bottom of range
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Computer software | Top of range
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years